Insurance services - Summary of a Roll Forward of URR (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Unearned Revenue Reserve [Line Items]
Opening balance	₨ 3,428.1	$ 36.5	₨ 988.8
Capitalizations	4,470.8	47.6	2,893.9
Amortization	(811.0)	(8.6)	(316.0)
Experience Adjustment	(345.7)	(3.7)	(138.6)
Closing balance	6,742.2	$ 71.8	3,428.1
Unit-Linked Life [Member]
Unearned Revenue Reserve [Line Items]
Opening balance	3,281.8		945.2
Capitalizations	4,149.4		2,772.3
Amortization	(759.9)		(303.5)
Experience Adjustment	(332.6)		(132.2)
Closing balance	6,338.7		3,281.8
Unit-Linked Pension [Member]
Unearned Revenue Reserve [Line Items]
Opening balance	146.3		43.6
Capitalizations	321.4		121.6
Amortization	(51.1)		(12.5)
Experience Adjustment	(13.1)		(6.4)
Closing balance	₨ 403.5		₨ 146.3